Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Sale of stock price per share				$ 1.29
Common stock, shares issued	58,591,000	34,097,000	74,743,000
Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party	$ 10,000.00	$ 20,000.00
Stacie Wilf [Member]
Related Party Transaction [Line Items]
Accounts payable					$ 80,000.00
Common stock, shares issued					500,000
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party	100,000	$ 0
Secured notes payable	$ 800,000